9. Convertible Note Payable (Details - Allocation of cash proceeds) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Day one derivative loss	$ (151,978)	$ 0
Convertible Note 1-19 [Member]
Compound embedded deriviative	910,762
Convertible notes payable	1,091,717
Day one derivative loss	(151,978)
Legal fees	7,000
Original issue discount	91,900
Face Value	$ 1,949,400